Interests in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Summarised Financial Information of Subsidiaries With Material Noncontrolling Interests Explanatory

Summarised financial information	2018 £m	2017 £m	2016 £m
		Revised	Revised

Revenue	231	237	317

Profit for the year	87	89	129

– Attributable to non-controlling interests	43	44	64

Total comprehensive income	87	87	146

– Attributable to non-controlling interests	43	43	73

Dividends paid to non-controlling interests	(40)	(64)	(59)

Summary net assets:

Non-current assets	16	18	31

Current assets	116	101	103

Non-current liabilities	–	(5)	(4)

Current liabilities	(129)	(120)	(94)

Total equity at the end of the year	3	(6)	36

– Attributable to non-controlling interests	1	(3)	18

Net cash generated from operating activities	86	67	108

Net cash generated in investing activities	(2)	14	45

Net cash used in financing activities	(77)	(86)	(151)

Differences on exchange	1	(1)	1

Increase/(decrease) in net cash and cash equivalents	8	(6)	3

Net cash and cash equivalents at 1 January	2	8	5

Net cash and cash equivalents at 31 December	10	2	8